Schedule of Investments
Emerald Growth Fund
July 31, 2022 (Unaudited)
Shares		Value (Note 2)
COMMON STOCKS: 98.32%
Basic Materials: 2.60%
329,197	Avient Corp.	$14,204,851
276,028	Carpenter Technology Corp.	8,871,540
		23,076,391

Consumer Discretionary: 15.24%
3,716	Allegiant Travel Co.(a)	428,492
89,623	Arhaus, Inc.(a)	493,823
177,959	BJ's Restaurants, Inc.(a)	4,176,698
75,017	Churchill Downs, Inc.	15,738,567
223,194	Chuy's Holdings, Inc.(a)	4,961,603
190,512	Cinemark Holdings, Inc.(a)	3,492,085
877,715	Everi Holdings, Inc.(a)	16,860,905
35,104	Five Below, Inc.(a)	4,460,665
126,115	Jack in the Box, Inc.	8,719,591
85,965	Lindblad Expeditions Holdings, Inc.(a)	679,123
341,977	National Vision Holdings, Inc.(a)	9,965,210
512,249	Noodles & Co.(a)	2,668,817
567,629	Petco Health & Wellness Company(a)	7,901,396
161,698	Planet Fitness, Inc., Class A(a)	12,743,419
415,410	PlayAGS, Inc.(a)	1,969,043
204,925	Portillo's, Inc.(a)	4,678,438
86,783	SeaWorld Entertainment, Inc.(a)	4,142,152
335,122	Sun Country Airlines Holdings, Inc.(a)	6,759,411
159,045	Tilly's, Inc., Class A	1,203,971
117,943	Visteon Corp.(a)	15,047,168
159,054	YETI Holdings, Inc.(a)	8,075,171
		135,165,748

Consumer Staples: 3.94%
33,323	Celsius Holdings, Inc.(a)	2,964,414
204,871	Freshpet, Inc.(a)	10,948,306
571,169	Simply Good Foods Co.(a)	18,631,533
49,526	Utz Brands, Inc	833,027
471,952	Zevia PBC, Class A(a)	1,604,637
		34,981,917

Energy: 4.65%
84,146	Ameresco, Inc., Class A(a)	4,814,834
226,002	Cactus, Inc.	9,399,423
152,077	Matador Resources Co.	8,787,009
34,205	Northern Oil and Gas, Inc.	986,130
402,215	ProFrac Holding Corp.(a)	7,392,712

Shares		Value (Note 2)
Energy (continued)
962,608	TETRA Technologies, Inc.(a)	$4,216,223
		35,596,331

Financial Services: 11.39%
592,679	BRP Group, Inc., Class A(a)	16,340,160
182,527	Customers Bancorp, Inc.(a)	6,970,706
73,689	Enterprise Financial Services Corp.	3,465,594
21,976	First Foundation, Inc.	457,540
83,227	Houlihan Lokey, Inc.	7,037,675
39,240	Metropolitan Bank Holding Corp.(a)	2,722,471
153,281	Mid Penn Bancorp, Inc.	4,396,099
347,535	Moelis & Co., Class A	16,188,180
498,091	Pacific Premier Bancorp, Inc.	16,755,781
217,213	Palomar Holdings, Inc.(a)	13,547,575
65,527	Silvergate Capital Corp., Class A(a)	6,113,014
28,230	Terreno Realty Corp.	1,768,610
262,123	Trinity Capital, Inc.	3,861,072
19,318	Triumph Bancorp, Inc.(a)	1,403,453
		101,027,930

Health Care:
117,615	908 Devices, Inc.(a)	2,646,337
432,893	ACADIA Pharmaceuticals, Inc.(a)	6,359,198
463,621	Alkermes PLC(a)	11,868,698
173,047	ANI Pharmaceuticals, Inc.(a)	5,926,860
125,028	Arvinas, Inc.(a)	6,640,237
187,692	AtriCure, Inc.(a)	9,273,862
28,392	Biohaven Pharmaceutical Holding Co., Ltd.(a)	4,145,800
363,752	Collegium Pharmaceutical, Inc.(a)	6,252,897
189,576	Cutera, Inc.(a)	8,800,118
154,615	Cytokinetics, Inc.(a)	6,544,853
837,489	DocGo, Inc.(a)	6,473,790
828,919	Gossamer Bio, Inc.(a)	9,308,760
141,151	Haemonetics Corp.(a)	9,808,583
373,411	Imago Biosciences, Inc.(a)	6,011,917
120,653	Integer Holdings Corp.(a)	8,432,438
51,488	Karuna Therapeutics, Inc.(a)	6,706,312
151,625	Lantheus Holdings, Inc.(a)	11,632,670
1,923,662	MannKind Corp.(a)	6,636,634
237,409	Merit Medical Systems, Inc.(a)	13,646,269
784,406	NeoGenomics, Inc.(a)	7,938,189
507,564	Ocular Therapeutix, Inc.(a)	2,273,887
151,623	Pacira BioSciences, Inc.(a)	8,575,797
130,308	Reata Pharmaceuticals, Inc., Class A(a)	3,997,849
508,167	Replimune Group, Inc.(a)	9,797,460
376,035	SeaSpine Holdings Corp.(a)	2,233,648
167,497	Supernus Pharmaceuticals, Inc.(a)	5,318,030
150,909	Tandem Diabetes Care, Inc.(a)	9,991,685
462,383	Thorne HealthTech, Inc.(a)	2,399,768
175,580	TransMedics Group, Inc.(a)	7,089,920
465,236	Treace Medical Concepts, Inc.(a)	7,871,793
106,333	Ultragenyx Pharmaceutical, Inc.(a)	5,665,422

Shares		Value (Note 2)
Health Care (continued)
69,246	United Therapeutics Corp.(a)	$16,000,673
		236,270,354

Industrials: 14.27%
89,710	Altra Industrial Motion Corp.	3,743,598
227,407	Babcock & Wilcox Enterprises, Inc.(a)	1,810,160
144,496	Chart Industries, Inc.(a)	28,189,725
99,702	Exponent, Inc.	10,019,054
482,792	First Advantage Corp.(a)	6,773,572
93,759	Forward Air Corp.	9,838,132
28,890	H&E Equipment Services, Inc.	1,032,817
265,654	Hayward Holdings, Inc.(a)	3,100,182
4,585	Herc Holdings, Inc.	568,632
29,830	HireRight Holdings Corp.(a)	443,274
756,006	Kratos Defense & Security Solutions, Inc.(a)	10,878,926
216,538	Montrose Environmental Group, Inc.(a)	8,687,504
82,251	NV5 Global, Inc.(a)	11,153,236
172,976	Shift4 Payments, Inc.(a)	6,301,516
36,396	Tetra Tech, Inc.	5,578,415
36,062	Trex Co., Inc.(a)	2,326,720
195,198	TriNet Group, Inc.(a)	16,103,835
		126,549,298

Real Estate: 0.67%
1,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	36,090
66,884	Ryman Hospitality Properties, Inc.(a)	5,921,909
		5,957,999

Technology: 16.67%
58,200	Ambarella, Inc.(a)	5,037,210
144,426	Credo Technology Group Holding, Ltd.(a)	2,318,037
223,145	FormFactor, Inc.(a)	7,935,036
97,782	II-VI, Inc.(a)	5,147,245
119,198	Jamf Holding Corp.(a)	2,913,199
96,117	LiveRamp Holdings, Inc.(a)	2,557,673
330,409	MACOM Technology Solutions Holdings, Inc.(a)	19,143,897
298,242	Model N, Inc.(a)	7,491,839
110,926	Onto Innovation, Inc.(a)	9,234,590
146,651	PDF Solutions, Inc.(a)	3,956,644
180,383	Perficient, Inc.(a)	19,034,014
346,925	Ping Identity Holding Corp.(a)	5,949,764
243,315	Rapid7, Inc.(a)	15,564,861
80,344	Semtech Corp.(a)	5,007,842
338,936	SkyWater Technology, Inc.(a)	4,555,300
325,070	Super Micro Computer, Inc.(a)	17,557,031

Shares		Value (Note 2)
Technology (continued)
89,774	Tenable Holdings, Inc.(a)	$3,469,765
415,238	Varonis Systems, Inc.(a)	10,559,502
52,928	Vivid Seats, Inc.	442,478
		147,875,927

Telecommunications: 1.32%
92,579	Cogent Communications Holdings, Inc.	5,907,466
394,738	Viavi Solutions, Inc.(a)	5,842,122
		11,749,588

Utilities: 1.56%
388,470	Aris Water Solution, Inc.	8,223,910
254,002	Excelerate Energy, Inc.	5,623,605
		13,847,515

	Total Common Stocks
	(Cost $679,974,775)	872,098,998

SHORT-TERM INVESTMENTS: 2.56%
	First American Government Obligations Fund
22,745,198	1.581% (12/31/49)	22,745,198

	Total Short-Term Investments
	(Cost $22,745,198)	22,745,198

Total Investments: 100.88%
(Cost $702,719,973)		894,844,196

Liabilities In Excess Of Other Assets: (0.88)%		(7,831,558)
Net Assets: 100.00%		$887,012,638

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments
Emerald Insights Fund
July 31, 2022 (Unaudited)
Shares		Value (Note 2)
COMMON STOCKS: 96.93%
Basic Materials: 1.29%
4,251	MP Materials Corp.(a)	$142,706
1,415	Scotts Miracle-Gro Co.	125,864
		268,570

Communications: 0.73%
952	Meta Platforms, Inc., Class A(a)	151,463

Consumer Discretionary: 20.43%
6,872	Amazon.com, Inc.(a)	927,377
1,203	Churchill Downs, Inc.	252,389
17,922	Cinemark Holdings, Inc.(a)	328,510
300	Costco Wholesale Corp.	162,390
2,311	Dick's Sporting Goods, Inc.	216,287
21,854	Everi Holdings, Inc.(a)	419,815
1,496	Expedia Group, Inc.(a)	158,651
428	Home Depot, Inc.	128,802
1,439	Hyatt Hotels Corp., Class A(a)	119,077
927	NIKE, Inc., Class B	106,531
19,241	Petco Health & Wellness Company(a)	267,835
17,911	PlayAGS, Inc.(a)	84,898
3,460	SeaWorld Entertainment, Inc.(a)	165,146
5,657	Sun Country Airlines Holdings, Inc.(a)	114,102
789	Take-Two Interactive Software, Inc.(a)	104,724
391	Tesla, Inc.(a)	348,557
5,796	TJX Cos., Inc.	354,483
		4,259,574

Consumer Staples: 1.31%
2,862	CVS Health Corp.	273,836

Energy: 6.51%
2,035	Cheniere Energy, Inc.	304,395
7,565	Excelerate Energy, Inc.	167,489
6,302	Northern Oil and Gas, Inc.	181,687
2,714	PDC Energy, Inc.	178,283
9,483	ProFrac Holding Corp.(a)	174,297
80,207	TETRA Technologies, Inc.(a)	351,307
		1,357,458

Financial Services: 3.49%
774	Blackstone, Inc., Class A	79,002
992	Palomar Holdings, Inc.(a)	61,871

Shares		Value (Note 2)
Financial Services (continued)
291	S&P Global, Inc.	$109,687
3,145	Silvergate Capital Corp., Class A(a)	293,397
457	SVB Financial Group(a)	184,422
		728,379

Health Care: 11.00%
2,318	Abbott Laboratories	252,291
9,255	ACADIA Pharmaceuticals, Inc.(a)	135,956
3,284	ANI Pharmaceuticals, Inc.(a)	112,477
17,123	DocGo, Inc.(a)	132,361
302	Eli Lilly & Co.	99,567
4,954	Horizon Therapeutics PLC(a)	411,033
2,684	Integer Holdings Corp.(a)	187,585
3,147	Reata Pharmaceuticals, Inc., Class A(a)	96,550
2,056	Ultragenyx Pharmaceutical, Inc.(a)	109,544
2,009	United Therapeutics Corp.(a)	464,219
541	UnitedHealth Group, Inc.	293,406
		2,294,989

Industrials: 14.58%
344	Accenture PLC, Class A	105,353
42,456	Babcock & Wilcox Enterprises, Inc.(a)	337,950
2,643	Chart Industries, Inc.(a)	515,623
1,222	Crown Holdings, Inc.	124,253
13,241	First Advantage Corp.(a)	185,771
1,726	Generac Holdings, Inc.(a)	463,086
5,422	GXO Logistics, Inc.(a)	260,256
12,729	Kratos Defense & Security Solutions, Inc.(a)	183,170
1,698	Trex Co., Inc.(a)	109,555
2,109	Visa, Inc., Class A	447,340
8,003	WillScot Mobile Mini Holdings Corp.(a)	308,996
		3,041,353

Technology: 37.59%
7,971	Alphabet, Inc., Class A(a)	927,187
3,295	Alteryx, Inc., Class A(a)	159,577
12,622	Apple, Inc.	2,051,201
296	Cadence Design Systems, Inc.(a)	55,080
1,748	Crowdstrike Holdings, Inc., Class A(a)	320,933
6,761	Ebix, Inc.	159,965
179	Intuit, Inc.	81,655
480	KLA Corp.	184,099
2,012	Marvell Technology, Inc.	112,028
2,581	Match Group, Inc.(a)	189,213
6,953	Microsoft Corp.	1,951,985
496	Mongodb Inc(a)	154,985
4,440	NVIDIA Corp.	806,437
414	Palo Alto Networks, Inc.(a)	206,627
5,196	Pure Storage, Inc., Class A(a)	147,307
2,264	Teradyne, Inc.	228,415

Shares		Value (Note 2)
Technology (continued)
12,152	Vivid Seats, Inc.	$101,591
		7,838,285

	Total Common Stocks
	(Cost $15,492,320)	20,213,907

SHORT-TERM INVESTMENTS: 2.65%
	First American Government Obligations Fund
552,190	1.581% (12/31/49)	552,190

	Total Short-Term Investments
	(Cost $552,190)	552,190

Total Investments: 99.58%
(Cost $16,044,510)		20,766,097

Other Assets In Excess Of Liabilities: 0.42%		87,165
Net Assets: 100.00%		$20,853,262

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments
Emerald Finance & Banking Innovation Fund
July 31, 2022 (Unaudited)
Shares		Value (Note 2)
COMMON STOCKS: 94.78%
Basic Materials: 0.31%
General Mining: 0.31%
1,316,448	Tokens.com Corp.(a)	$394,934

Financial Services: 90.22%
Banks: 66.09%
62,003	Axos Financial, Inc.(a)	2,589,245
268,938	Bancorp, Inc.(a)	6,615,875
9,436	Bank of America Corp.(a)	375,553
148,310	Coastal Financial Corp.(a)	6,114,821
41,842	Community Heritage Financial, Inc.	970,734
164,620	Customers Bancorp, Inc.(a)	6,286,838
495,675	Finwise Bancorp(a)	4,917,096
40,740	First Financial Bankshares, Inc.	1,799,893
80,030	First Foundation, Inc.	1,666,225
26,515	First Republic Bank	4,314,256
3,371	HV Bancorp, Inc.(a)	71,432
107,294	Live Oak Bancshares, Inc.	4,038,546
53	Mechanics Bank/Walnut Creek CA	1,338,250
64,755	Metropolitan Bank Holding Corp.(a)	4,492,702
22,300	MVB Financial Corp.	724,750
73,048	National Bank Holdings Corp.	3,040,258
39,510	New York Community Bancorp, Inc.	419,596
83,280	Pacific Premier Bancorp, Inc.	2,801,539
52,784	Pathward Financial, Inc.	1,779,876
88,144	Primis Financial Corp.	1,194,351
73,480	Provident Bancorp, Inc.	1,112,487
32,928	ServisFirst Bancshares, Inc.	2,813,698
28,785	Signature Bank	5,341,632
65,100	Silvergate Capital Corp., Class A(a)	6,073,179
10,727	SVB Financial Group(a)	4,328,881
87,250	Triumph Bancorp, Inc.(a)	6,338,713
51,340	Western Alliance Bancorp	3,921,349
		85,481,775

Banks: Diversified: 2.91%
13,544	Capital Bancorp, Inc.	338,465
8,990	Esquire Financial Holdings, Inc.	325,618
42,394	First Internet Bancorp	1,502,867
4,060	Pinnacle Financial Partners, Inc.	321,146
35,580	Seacoast Banking Corp. of Florida	1,273,052
		3,761,148

Closed End Investments: 0.93%
56,970	Newtek Business Services Corp.	1,202,637

Consumer Lending: 8.27%
1,216,580	ECN Capital Corp.	5,705,761
350,792	LendingClub Corp.(a)	4,858,469

Shares		Value (Note 2)
Consumer Lending (continued)
20,978	SoFi Technologies, Inc.(a)	$132,371
		10,696,601

Diversified Finan Serv: 2.60%
95,756	Cowen, Inc.	3,358,163

Financial Data Providers: 0.51%
772,040	Banxa Holdings, Inc.(a)	660,866

Full Line Insurance: 3.01%
98,840	Eastern Bankshares, Inc.	2,016,336
66,960	Trisura Group, Ltd.(a)	1,881,576
		3,897,912

Insurance: Multi-Line: 0.14%
3,128	Goosehead Insurance, Inc., Class A	175,825

Investment Services: 1.07%
37,105	Bakkt Holdings, Inc.(a)	104,265
2,340	Coinbase Global, Inc., Class A(a)	147,326
1,450	Intercontinental Exchange, Inc.	147,886
17,520	Marathon Digital Holdings, Inc.(a)	227,585
10,623	OTC Markets Group, Inc.	584,265
23,632	Riot Blockchain, Inc.(a)	172,986
		1,384,313

Open End And Misc Investment Vehicles: 3.26%
328,500	Blue Owl Capital, Inc.	3,748,185
32,300	Trinity Capital, Inc.	475,779
		4,223,964

Property And Casualty Insurance: 1.43%
6,153	Kinsale Capital Group, Inc.	1,496,471
5,700	Palomar Holdings, Inc.(a)	355,509
		1,851,980

Industrials: 1.14%
Transaction Processing Services: 1.14%
1,810	Block, Inc., Class A(a)	137,669
2,159	PayPal Holdings, Inc.(a)	186,818
31,736	Shift4 Payments, Inc.(a)	1,156,142
		1,480,629

Real Estate: 1.96%
Infrastructure Reits: 1.96%
164,638	Power REIT(a)	2,542,011

Technology: 1.15%
Computer Services: 0.11%
58,680	Core Scientific, Inc.(a)	147,287

Shares		Value (Note 2)
Computers: 1.04%
41,242	NCR Corp.(a)	$1,338,303

	Total Common Stocks
	(Cost $108,159,311)	122,598,348
MUTUAL FUNDS: 2.47%
Financial Services: 2.47%
Open End And Misc Investment Vehicles: 2.47%
215,470	Grayscale Bitcoin Trust BTC(a)	3,188,956

	Total Mutual Funds
	(Cost $4,968,603)	3,188,956

RIGHTS: 0.00%
93,600	Terawulf, Inc., Strike Price $0.01, Expiration Date 12/31/2049(b)	$0

	Total Rights
	(Cost $0)	$0

WARRANTS: 0.24%
109,500	Blue Owl Capital, Inc., Strike Price $11.50, Expiration Date 12/31/2025	297,840
62,749	Paysafe, Ltd., Strike Price $11.50, Expiration Date 12/31/2028	15,373
		313,213

	Total Warrants
	(Cost $437,497)	313,213

SHORT-TERM INVESTMENTS: 2.42%
	First American Government Obligations Fund
$3,127,864	1.581% (12/31/2049)	$3,127,864

	Total Short-Term Investments
	(Cost $3,127,864)	3,127,864

Total Investments: 99.91%
(Cost $116,693,275)		129,228,381

Other Assets In Excess Of Liabilities: 0.09%		116,555
Net Assets: 100.00%		$129,344,936

(a)	Non-income producing security.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also Note 2 to the Quarterly Schedule of Investments for additional information.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments
July 31, 2022 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Emerald Growth Fund, Emerald Insights Fund and Emerald Finance & Banking Innovation Fund (each a “Fund” and collectively, the “Funds”). The Emerald Growth Fund and Emerald Insights Fund seek to achieve long-term growth through capital appreciation The Emerald Finance & Banking Innovation Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Quarterly Schedule of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Schedule of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern Time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust, (the “Adviser”), believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Emerald Funds	Notes to Quarterly Schedule of Investments
July 31, 2022 (Unaudited)

The following is a summary of each input used to value the Funds as of July 31, 2022:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks	$872,098,998	$–	$–	$872,098,998
Short-Term Investments	22,745,198	–	–	22,745,198
TOTAL	$894,844,196	$–	$–	$894,844,196

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks	$20,213,907	$–	$–	$20,213,907
Short-Term Investments	552,190	–	–	552,190
TOTAL	$20,766,097	$–	$–	$20,766,097

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Emerald Finance & Banking Innovation Fund
Common Stocks	$122,598,348	$–	$–		$122,598,348
Rights	–	–	–	(b)	–
Mutual Funds	3,188,956	–	–		3,188,956
Short-Term Investments	3,127,864	–	–		3,127,864
Warrants	313,213	–	–		313,213
TOTAL	$129,228,381	$–	$–		$129,228,381

(a)	For detailed descriptions, see the accompanying Schedule of Investments.
(b)	Value is $0.00.

For the three months ended July 31, 2022, the Emerald Finance & Banking Innovation Fund had securities that used significant unobservable inputs (Level 3) in determining fair value.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Emerald Finance & Banking Innovation Fund	Rights	Total
Balance as of April 30, 2022	$-	$-
Accrued discount/ premium	-	-
Realized Gain/(Loss)	-	-
Change in Unrealized Appreciation/(Depreciation)	-	-
Purchases	-	-
Sales Proceeds	-	-
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of July 31, 2022	$-	$-
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at July 31, 2022	$-	$-

Emerald Funds	Notes to Quarterly Schedule of Investments
July 31, 2022 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.